Commitments And Contingent Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Outstanding Commitments For Purchase Of Additional Vessels And Installments Payments For Vessels

2012	$313,275
2013	60,440
2014	209,440

$583,155

Time Charter Party [Member]
Schedule Of Future Minimum Revenues To Be Received On Committed Agreements

2012	$676,211
2013	666,837
2014	694,175
2015	694,452
2016	645,308
Thereafter	3,090,198

$6,467,181

Bareboat Charter Party [Member]
Schedule Of Future Minimum Revenues To Be Received On Committed Agreements

2012	$14,640
2013	15,977
2014	21,170
2015	21,170
2016	37,481

$110,438